Income taxes and deferred taxes - Additional information (Details) - EUR (€)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes and deferred taxes
Income tax paid or payable by subsidiaries		€ 185,000	€ 1,800,000
Reversal Of Accrual Of The Liability For Uncertain Tax Positions		41,000	600,000
Current tax liability		1,988,000	3,654,000
Uncertain tax positions		1,900,000
Income Tax Libaility		52,000
Deferred tax income/(expense)		3,000	10,000	€ 4,000
Increase (Decrease) in Current Tax Liability Due To Capitalized R&D Expense			1,600,000
Belgium Entity [Member]
Income taxes and deferred taxes
Unused tax losses for which no deferred tax asset regonised		153,600,000	108,200,000	79,000,000.0
Austrian Entity [Member]
Income taxes and deferred taxes
Unused tax losses for which no deferred tax asset regonised		1,800,000	€ 2,600,000	€ 1,200,000
German Entity [Member]
Income taxes and deferred taxes
Unused tax losses for which no deferred tax asset regonised		€ 7,000
Research and development expenses
Income taxes and deferred taxes
Amortization period, in years	5 years